Investment Objectives and Goals - Defiance QTUM Options Income ETF	Nov. 21, 2025
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE QTUM OPTIONS INCOME ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek capital appreciation.